Acquisitions (Narrative) (Details)		1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 15, 2021 share $ / shares shares	Apr. 29, 2021 CAD ($) share $ / shares shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Police Ordnance [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued | share	396
Number of warrants issued in acquisition | shares	20,000
Warrants granted, exercise price | $ / shares	$ 17.2
Description of warrant conversion	each warrant converts into 0.01428571 common share or 70 warrants to receive one common share of KWE.
Contingent shares, Number | shares	87
1/70 of stock price | $ / shares	$ 13.6
Risk-free interest rate	1.04%
Expected life	3 years
Volatility	84.70%
Revenue of acquiree since acquisition date			$ 355,296	$ 466,211	$ 375,758	$ 846,600
Profit (loss) of acquiree since acquisition date			(198,353)	(219,220)	(505,733)	31,000
DEFSEC [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued | share		1,428
Number of warrants issued in acquisition | shares		50,000
Warrants granted, exercise price | $ / shares		$ 7
Percentage of warrants vesting per anniversary		25.00%
Percentage of royalty on annual sales		7.00%
Maximum royalty on annual sales		$ 10,000,000
Payment of advance royalty		$ 150,000
1/70 of stock price | $ / shares		$ 12.9
Risk-free interest rate		0.48%
Expected life		3 years
Volatility		80.00%
Discount rate for minimum royalty payments		13.70%
Accretion cost relating to discounted minimum royalty payments				180,965	170,373	159,451
Accrued royalties liability			$ 1,265,207	$ 1,318,135	$ 1,287,170	$ 1,265,207